EQUITY - Company’s Equity Instruments (Details)		12 Months Ended
	Sep. 12, 2025 vote	Dec. 31, 2024 vote $ / shares shares	Dec. 31, 2023 vote $ / shares shares	Sep. 30, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares
Authorized Shares
Common stock, shares authorized (in shares)		240,820,153	197,100,000
Preferred stock, shares authorized (in shares)		115,983,447	106,615,302
Total shares authorized (in shares)		356,803,600	303,715,302	1,800,000,000
Shares
Common stock, shares issued (in shares)		69,300,284	51,618,208		1,550,993
Common stock, shares outstanding (in shares)		69,300,284	51,618,208
Preferred stock, shares issued (in shares)		111,900,495	104,575,110	0
Preferred stock, shares outstanding (in shares)		111,900,495	104,575,110	0
Total shares issued (in shares)		181,200,779	156,193,318
Total shares outstanding (in shares)		181,200,779	156,193,318
Warrants
Warrants outstanding (in shares)		1,381,486
Options
Options (in shares)		32,030,416	19,807,404
RSUs
Common stock, par value per share (in USD per share) | $ / shares		$ 0.00001	$ 0.00001		$ 0.0001
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.00001	$ 0.00001
Number of votes for each share of common stock held | vote		1	1
Options
Options
Options (in shares)		32,030,416		35,231,447
RSUs
RSUs
RSUs (in shares)		44,973,456	39,098,606	11,524,380
Warrant
Warrants
Warrants outstanding (in shares)		1,381,486		456,909
Common Class A
Authorized Shares
Common stock, shares authorized (in shares)		0		1,000,000,000
Shares
Common stock, shares issued (in shares)		0		174,853,649
Common stock, shares outstanding (in shares)		0		174,853,649
RSUs
Common stock, par value per share (in USD per share) | $ / shares				$ 0.0001
Number of votes for each share of common stock held | vote	1
Common Class A | Options
Options
Options (in shares)				27,470,601
Common Class A | RSUs
RSUs
RSUs (in shares)				6,189,477
Common Class A | Warrant
Warrants
Warrants outstanding (in shares)				456,909
Common Class B
Authorized Shares
Common stock, shares authorized (in shares)		0		200,000,000
Shares
Common stock, shares issued (in shares)		0		37,893,047
Common stock, shares outstanding (in shares)		0		37,893,047
RSUs
Common stock, par value per share (in USD per share) | $ / shares				$ 0.0001
Number of votes for each share of common stock held | vote	10
Common Class B | Options
Options
Options (in shares)				7,760,846
Common Class B | RSUs
RSUs
RSUs (in shares)				5,334,903
Common Stock
Authorized Shares
Common stock, shares authorized (in shares)		240,820,153	197,100,000	0
Shares
Common stock, shares issued (in shares)		69,300,284		0
Common stock, shares outstanding (in shares)		69,300,284		0
RSUs
Common stock, par value per share (in USD per share) | $ / shares		$ 0.00001
Common Stock | Options
Options
Options (in shares)		32,030,416	19,807,404
Common Stock | RSUs
RSUs
RSUs (in shares)		44,973,456	39,098,606
Blockchain Common Stock
Authorized Shares
Common stock, shares authorized (in shares)		0		500,000,000
Shares
Common stock, shares issued (in shares)		0		0
Common stock, shares outstanding (in shares)		0		0
RSUs
Common stock, par value per share (in USD per share) | $ / shares				$ 0.0001
Convertible Preferred Stock
Authorized Shares
Preferred stock, shares authorized (in shares)				100,000,000
Shares
Preferred stock, shares issued (in shares)		0		0	7,325,385
Preferred stock, shares outstanding (in shares)		0		0
RSUs
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
Convertible Preferred Stock
Authorized Shares
Preferred stock, shares authorized (in shares)		115,983,447	106,615,302	0
Shares
Preferred stock, shares issued (in shares)		111,900,495		0
Preferred stock, shares outstanding (in shares)		111,900,495	104,575,110	0
RSUs
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.00001
Convertible Preferred Stock | Warrant
Warrants
Warrants outstanding (in shares)		1,381,486
Common Class A and Class B
Shares
Common stock, shares issued (in shares)				212,746,696
Common stock, shares outstanding (in shares)				212,746,696